Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities [Abstract]
Accrued loan interest and loan fees	$ 5,221	$ 114
Accrued operating expenses	5,199	4,360
Accrued voyage expenses and commissions	3,521	2,453
Accrued general and administrative expenses	1,170	934
Total	$ 15,111	$ 7,861